As filed with the Securities and Exchange Commission on June 20, 2003.

Commission File Nos. 333-70384
811-08401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                      [ ]
         Post-Effective Amendment No. 6              [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 33                                          [ X ]

JNLNY Separate Account I
(Exact Name of Registrant)

Jackson National Life Insurance Company of New York
(Name of Depositor)

2900 Westchester Avenue
Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(888) 367-5651

Susan S. Rhee, Esq.	with a copy to:
Associate General Counsel	Joan E. Boros, Esq.
Jackson National Life Insurance Company	Jorden Burt LLP
1 Corporate Way	1025 Thomas Jefferson Street, N.W.
Lansing, Michigan 48951	Washington, D.C. 20007-5201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______    immediately upon filing pursuant to paragraph (b)

______    on ________________ pursuant to paragraph (b)

__x____    60 days after filing pursuant to paragraph (a)(1)

______    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

______     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
    Variable Portion of Individual Deferred Variable Annuity Contracts

N-4 Item	Caption in Prospectus or Statement of Additional Information relating to each Item

Part A. Information Required in a Prospectus	Prospectus

1. Cover Page	Cover Page

2. Definitions	Not Applicable

3. Synopsis	Key Facts; Fee Tables

4. Condensed Financial Information	Not Applicable

5. General Description of Registrant, Depositor and Portfolio Companies	Jackson National; The Separate Account; Investment Portfolios

6. Deductions & Expenses	Contract Charges

7. General Description of Variable Annuity Contracts	The Annuity Contract; Purchases; Transfers; Access To Your Money; Income Payments (The Income Phase); Death Benefit; Other Information

8. Annuity Period	Income Payments (The Income Phase)

9. Death Benefit	Death Benefit

10. Purchases and Contract Value	Purchases

11. Redemptions	Access To Your Money

12. Taxes; Additional Tax Information	Taxes

13. Legal Proceedings	Other Information

14. Table of Contents of the Statement of Additional Information	Table of Contents of the Statement of Additional Information

Part B. Information Required in a Statement of Additional Information	Statement of Additional Information

15. Cover Page	Cover Page

16. Table of Contents	Table of Contents

17. General Information and History	General Information and History

18. Services	Services

19. Purchase of Securities Being Offered	Purchase of Securities Being Offered

20. Underwriters	Underwriters

21. Calculation of Performance Data	Calculation of Performance

22. Annuity Payments	Net Investment Factor

23. Financial Statements	Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 45 Funds of the JNL Series Trust and 5 Funds of JNLNY Variable Fund I LLC. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

This Amendment to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in the prospectus some revisions to the optional death benefits and the availability of a Three Year Withdrawal Charge Period. It does not, however, include any changes to the Statement of Additional Information contained in the Registration Statement. Accordingly, this Amendment does not otherwise delete, amend or supercede any other Statement of Additional Information contained in the Registration Statement.

PERSPECTIVE IISM
FIXED AND VARIABLE ANNUITY
Issued by
Jackson National Life Insurance Company of New YorkSM
and JNLNY Separate Account I

The Contracts offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts, with:

>> 4 Guaranteed Fixed Accounts, (with guaranteed periods of 1, 3, 5 and 7 years), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (“we” or “us”), as may be made available by us, or as may be otherwise limited by us;

>> 49 Investment Divisions of JNLNY Separate Account I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust or JNLNY Variable Fund I LLC, mutual funds with a full range of investment objectives;

>> A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

  accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;
  receive income payments in the income phase on a fixed, variable or fixed and variable basis;
  receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us and could be greater; and
  have significant access to your contract values without incurring a withdrawal charge in the event of certain serious health-related emergencies;

>> A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

  an optional death benefit;
  3 types of “Contract Enhancements” (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first Contract year- for Contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is not available);
  a Guaranteed Minimum Income Benefit (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions);
  a Guaranteed Minimum Withdrawal Benefit (that permits you to make partial withdrawals, prior to the income date that, in total, equals the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date for Contracts purchased after the date of this supplement. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments);
  2 types of shortened withdrawal charge periods (3 or 5 years instead of the Contract’s usual 7 year period); and
  a 20% additional free withdrawal feature (that permits you greater access to your contract values without a withdrawal charge).

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. Please confirm that you have the most current prospectus and supplements to the prospectus that describe the current availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products that offer different product features, benefits and charges.

Please read this prospectus before you purchase a Contract. It contains important information about the Contract that you should know before investing. You should keep this prospectus for future reference.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated August 18, 2003, by calling us at (800) 599-5651 or by writing us at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective II Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

“JNL®,” “Jackson National®” and “Jackson National Life®” are trademarks of Jackson National Life Insurance Company.

August 18, 2003

TABLE OF CONTENTS

KEY FACTS	1
FEE TABLE	4
THE ANNUITY CONTRACT	24
JACKSON NATIONAL NY	25
THE GUARANTEED FIXED ACCOUNTS	25
THE SEPARATE ACCOUNT	25
INVESTMENT DIVISIONS	26
CONTRACT CHARGES	33
PURCHASES	38
TRANSFERS	41
ACCESS TO YOUR MONEY	42
INCOME PAYMENTS (THE INCOME PHASE)	45
DEATH BENEFIT	49
TAXES	50
OTHER INFORMATION	53
PRIVACY POLICY	55
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	56
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C	C-1
APPENDIX D	D-1

(This page has been left blank intentionally.)

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your contract values
• on a fixed basis through allocations to one of our four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Guaranteed Fixed Accounts, or impose special transfer requirements on the Guaranteed Fixed Accounts; or
• on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "Investment Divisions"). (We refer to the Guaranteed Fixed Accounts and the Investment Divisions together as "Allocation Options.")
Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be tax deferred. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.
Optional Features	Optional features of your Contract include:
• an Optional Death Benefit Endorsement that permits you to protect your Contract’s minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses during the accumulation phase;
• a Contract Enhancement Endorsement (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first Contract year) that provides net contact value benefits under selected circumstances. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3, 5 and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. The 1 year Guaranteed Fixed Account is available but will be subject to transfer requirements. Contract owners who purchased their contracts on or after August 18, 2003 are currently unaffected by this restriction on the 1 year Guaranteed Fixed Account. As of August 18, 2003, the 4% Contract Enhancement is not available and the 3, 5, and 7 year Guaranteed Fixed Accounts are not available until the end of the recapture period if the 2% and 3% Contract Enhancements are selected. See “ Optional Contract Enhancements” at page 39;
• a Guaranteed Minimum Income Benefit (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years (seven Contract years for contracts purchased prior to August 18, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase);
• a Guaranteed Minimum Withdrawal Benefit (that permits you to make partial withdrawals, prior to the income date that, in total, equal the amount of net premium payments made (if elected after issue [availability may be limited to the issue date], the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments;
• a 20% Additional Free Withdrawal Endorsement (permits you to withdraw 20% of premium still subject to a withdrawal charge minus earnings during each Contract year without a withdrawal charge);
• a Three-Year Withdrawal Charge Period Endorsement (reduces the withdrawal charge applicable through the third contribution year and eliminates it in years four through seven); and
• a Five-Year Withdrawal Charge Period Endorsement (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).
Allocation Options	You may not allocate your contract values to more than 18 Allocation Options, at any one time. Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.
Purchases	Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.
Access to Your Money	You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an “interest rate adjustment.” We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.
Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.
Death Benefit	If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments, annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes. If you select the optional death benefit endorsement, the death benefit may be protected from poor investment performance. Please see Appendix D for information on your basic death benefit if you purchased your contract prior to August 18, 2003.
Free Look	If you cancel your Contract within 20 days after receiving it, we will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Accounts, minus any withdrawals from the Guaranteed Fixed Accounts, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your Contract if you mail it to us or the date the Contract is returned to the selling agent.
Taxes	Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59½, may be subject to a tax penalty.
Expenses	Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract’s charges and Fund expenses are described in the following Fee Table:

FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of premium payments):   7%

Completed Years Since Receipt of Premium[1]	0	1	2	3	4	5	6	7+
Withdrawal Charge	7%	6%	5%	4%	3%	2%	1%	0
Withdrawal Charge if Five-Year Period is elected	6.5%	5%	3%	2%	1%	0	0	0
Withdrawal Charge if Three-Year Period is elected	6%	4.5%	2%	0	0	0	0	0
Contract Enhancement Recapture Charge (imposed on withdrawals, as a percentage of first year premium payments if an optional Contract Enhancement is selected):
Completed Years Since Receipt of Premium Payment[2]	0	1	2	3	4	5	6	7+
Recapture Charge (2% Credit)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3% Credit)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4% Credit)[3]	4%	4%	2.5%	2.5%	2.5%	1.25%	1.25%	0

Transfer Charge:  $25 for each transfer in excess of 15 in a Contract year4

Optional Guaranteed Minimum Income Benefit Charge ("GMIB"):  .45% of GMIB Benefit Base5

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Contract Maintenance Charge:    $306

Separate Account Annual Expenses (as an annual percentage of average daily account value)

Base Contract Charges
Mortality and Expense Risk Charges	1.10%[7]
Administration Charge	.15%[8]
Total Separate Account Annual Expenses (with No Optional Benefits)	1.25%
Charges for Optional Endorsements
Highest Anniversary Value Death Benefit	.25%
20% Additional Free Withdrawal	.30%
Three-Year Withdrawal Charge Period	.45%
Five-Year Withdrawal Charge Period	.30%
Contract Enhancement (2% Credit)	.395%[9]
Contract Enhancement (3% Credit)	.42%[10]
Contract Enhancement (4% Credit)	.56%[10]
Guaranteed Minimum Withdrawal Benefit (“GMWB”)	.70%[11]
Total Separate Account Annual Expenses (with Maximum Optional Endorsements, including the maximum “step-up” charge, but without the GMIB)	3.07%[12]

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:    .60%

Maximum:    1.41%

Fund Annual Expenses (as an annual percentage of the Fund’s average daily net assets)

                                                                       MANAGEMENT       ESTIMATED
                                                                          AND          DISTRIBUTION                 TOTAL FUND
                                                                     ADMINISTRATIVE      (12B-1)        OTHER         ANNUAL

                                                                        FEE(13)          FEES(14)      EXPENSES      EXPENSES

FUND NAME

------------------------------------------------------------------ ------------------- ------------- ------------ ---------------
AIM/JNL Large Cap Growth Fund                                           1.10%              .05%           0%            1.15%

AIM/JNL Small Cap Growth Fund                                           1.15%              .02%           0%            1.17%
AIM/JNL Premier Equity II Fund                                          1.05%              .04%           0%            1.09%
Alger/JNL Growth Fund                                                   1.08%                0%           0%            1.08%
Alliance Capital/JNL Growth Fund                                        0.88%              .01%           0%            0.89%
Eagle/JNL Core Equity Fund                                              0.97%              .03%           0%            1.00%
Eagle/JNL SmallCap Equity Fund                                          1.05%              .03%           0%            1.08%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                          0.89%              .01%           0%            0.90%
JPMorgan/JNL International Value Fund                                   1.08%                0%           0%            1.08%
Janus/JNL Aggressive Growth Fund                                        1.02%              .08%           0%            1.10%
Janus/JNL Balanced Fund                                                 1.05%              .02%           0%            1.07%
Janus/JNL Capital Growth Fund                                           1.04%              .05%           0%            1.09%
Janus/JNL Global Equities Fund(15)                                      1.07%              .03%           0%            1.10%
Lazard/JNL Mid Cap Value Fund                                           1.08%              .04%           0%            1.12%
Lazard/JNL Small Cap Value Fund                                         1.14%              .03%           0%            1.17%
Mellon Capital Management/JNL S&P 500 Index Fund                        0.60%              .01%           0%            0.61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                0.60%              .01%           0%            0.61%
Mellon Capital Management/JNL Small Cap Index Fund                      0.60%              .02%           0%            0.62%
Mellon Capital Management/JNL International Index Fund                  0.65%                0%           0%            0.65%
Mellon Capital Management/JNL Bond Index Fund                           0.60%                0%           0%            0.60%
Oppenheimer/JNL Global Growth Fund                                      1.05%                0%           0%            1.05%
Oppenheimer/JNL Growth Fund                                             1.00%                0%           0%            1.00%
PIMCO/JNL Total Return Bond Fund                                        0.80%                0%           0%            0.80%
PPM America/JNL Balanced Fund                                           0.81%              .01%(16)       0%            0.82%
PPM America/JNL High Yield Bond Fund                                    0.82%                0%           0%            0.82%
PPM America/JNL Money Market Fund                                       0.69%                0%           0%            0.69%
PPM America/JNL Value Fund                                              0.85%              .13%           0%            0.98%
Putnam/JNL Equity Fund                                                  0.99%              .06%           0%            1.05%
Putnam/JNL International Equity Fund                                    1.18%              .03%           0%            1.21%
Putnam/JNL Midcap Growth Fund                                           1.05%              .05%           0%            1.10%
Putnam/JNL Value Equity Fund                                            0.98%              .03%           0%            1.01%
Salomon Brothers/JNL Global Bond Fund                                   0.95%                0%           0%            0.95%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                0.78%                0%           0%            0.78%
S&P/JNL Conservative Growth Fund I(17)                                  0.20%                0%           0%            0.20%
S&P/JNL Moderate Growth Fund I(17)                                      0.20%                0%           0%            0.20%
S&P/JNL Aggressive Growth Fund I(17)                                    0.20%                0%           0%            0.20%
S&P/JNL Very Aggressive Growth Fund I(17)                               0.20%                0%           0%            0.20%
S&P/JNL Equity Growth Fund I(17)                                        0.20%                0%           0%            0.20%
S&P/JNL Equity Aggressive Growth Fund I(17)                             0.20%                0%           0%            0.20%
S&P/JNL Core Index 50 Fund(17)                                          0.20%                0%           0%            0.20%
S&P/JNL Core Index 75 Fund(17)                                          0.20%                0%           0%            0.20%
S&P/JNL Core Index 100 Fund(17)                                         0.20%                0%           0%            0.20%
T. Rowe Price/JNL Established Growth Fund                               0.92%              .02%           0%            0.94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                   1.03%              .01%           0%            1.04%
T. Rowe Price/JNL Value Fund                                            1.00%              .02%           0%            1.02%
First Trust/JNL The DowSM Target 10 Fund(18)                            0.82%                0%           0%            0.82%
First Trust/JNL The S&P(R)Target 10 Fund(19)                            0.82%                0%           0%            0.82%

First Trust/JNL Global Target 15 Fund                                   0.87%                0%           0%            0.87%
First Trust/JNL Target 25 Fund                                          0.82%                0%           0%            0.82%
First Trust/JNL Target Small-Cap Fund                                   0.82%                0%           0%            0.82%
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------

Examples. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the Three-Year Withdrawal Period, the 3% Contract Enhancement and the maximum possible charge for the GMWB. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 year	3 years	5 years	10 years
$422	$1,277	$2,145	$4,186

If you surrender your Contract at the end of each time period

1 year	3 years	5 years	10 years
$492	$1,327	$2,175	$4,186

The following examples include minimum Fund fees and expenses and includes no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 year	3 years	5 years	10 years
$203	$627	$1,078	$2,327

If you surrender your Contract at the end of each time period:

1 year	3 years	5 years	10 years
$273	$677	$1,108	$2,327

Explanation of Fee Table and Examples. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Guaranteed Fixed Accounts.

A withdrawal charge is imposed on income payments which occur within 13 months of the date the Contract is issued.

The examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is provided below. It shows values for the following Contracts:

  Contracts with no endorsements and
  Contracts with optional endorsements.

All other accumulation unit value history can be found in the SAI.

Contract - M&E&A 1.40% is the base contract with no optional benefits.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account’s financial statements. This information should be read together with the Separate Account’s financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                        DECEMBER 31,
                                                                2002
                                                                ----
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                        $8.74
    End of period                                              $8.04
  Accumulation units outstanding
  at the end of period                                         3,656

AIM/JNL Premier Equity II Division  (a)
  Accumulation unit value:
    Beginning of period                                        $8.46
    End of period                                              $7.80
  Accumulation units outstanding
  at the end of period                                          412

AIM/JNL Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                        $8.64
    End of period                                              $8.29
  Accumulation units outstanding
  at the end of period                                         1,368

Alger/JNL Growth Division  (l)
  Accumulation unit value:
    Beginning of period                                        $11.98
    End of period                                              $12.63
  Accumulation units outstanding
  at the end of period                                          668

Alliance Capital/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                        $8.38
    End of period                                              $7.73
  Accumulation units outstanding
  at the end of period                                          170

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Janus/JNL Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                        $18.11
    End of period                                              $17.75
  Accumulation units outstanding
  at the end of period                                           53

Janus/JNL Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                        $8.56
    End of period                                              $8.42
  Accumulation units outstanding
  at the end of period                                         2,670

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (d)
  Accumulation unit value:
    Beginning of period                                        $5.66
    End of period                                              $5.96
  Accumulation units outstanding
  at the end of period                                         2,464

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Lazard/JNL Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                        $11.04
    End of period                                              $11.03
  Accumulation units outstanding
  at the end of period                                          121

Lazard/JNL Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                        $9.81
    End of period                                              $9.40
  Accumulation units outstanding
  at the end of period                                         1,661

Mellon Capital Management/JNL Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                        $10.60
    End of period                                              $10.71
  Accumulation units outstanding
  at the end of period                                          925

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Mellon Capital Management/JNL S&P 400 Mid
  Cap Index Division (l)
  Accumulation unit value:
    Beginning of period                                        $7.52
    End of period                                              $8.49
  Accumulation units outstanding
  at the end of period                                          379

Mellon Capital Management/JNL S&P 500 Index Division (l)
  Accumulation unit value:
    Beginning of period                                        $6.87
    End of period                                              $7.69
  Accumulation units outstanding
  at the end of period                                         5,344

Mellon Capital Management/JNL Small Cap Index Division (l)
  Accumulation unit value:
    Beginning of period                                        $7.03
    End of period                                              $7.91
  Accumulation units outstanding
  at the end of period                                          316

Oppenheimer/JNL Global Growth Division (f)
  Accumulation unit value:
    Beginning of period                                        $7.50
    End of period                                              $7.03
  Accumulation units outstanding
  at the end of period                                         1,720

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (o)
    End of period                                              N/A (o)
  Accumulation units outstanding
  at the end of period                                         N/A (o)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                        $12.75
    End of period                                              $13.12
  Accumulation units outstanding
  at the end of period                                         4,386

PPM America/JNL Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                        $17.72
    End of period                                              $17.57
  Accumulation units outstanding
  at the end of period                                         1,005

PPM America/JNL High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                        $12.65
    End of period                                              $13.25
  Accumulation units outstanding
  at the end of period                                          881

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Putnam/JNL International Equity Division (a)
Accumulation unit value:
    Beginning of period                                        $10.03
    End of period                                              $9.27
  Accumulation units outstanding
  at the end of period                                          424

Putnam/JNL Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                        $5.35
    End of period                                              $4.92
  Accumulation units outstanding
  at the end of period                                         2,336

Putnam/JNL Value Equity Division  (a)
  Accumulation unit value:
    Beginning of period                                        $15.87
    End of period                                              $14.92
  Accumulation units outstanding
  at the end of the period                                      214

S&P/JNL Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                        $9.11
    End of period                                              $9.13
  Accumulation units outstanding
  at the end of period                                         32,364

S&P/JNL Conservative Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                        $10.18
    End of period                                              $10.05
  Accumulation units outstanding
  at the end of period                                         7,355

S&P/JNL Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                        $7.80
    End of period                                              $8.54
  Accumulation units outstanding
  at the end of period                                          227

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

S&P/JNL Equity Aggressive Growth Division I  (l)
  Accumulation unit value:
    Beginning of period                                        $7.35
    End of period                                              $8.21
  Accumulation units outstanding
  at the end of period                                          109

S&P/JNL Equity Growth Division I  (j)
  Accumulation unit value:
    Beginning of period                                        $8.54
    End of period                                              $8.05
  Accumulation units outstanding
  at the end of period                                         2,928

S&P/JNL Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                        $10.07
    End of period                                              $9.79
  Accumulation units outstanding
  at the end of period                                         27,291

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                       N/A (o)
    End of period                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                        N/A (o)

Salomon Brothers/JNL Global Bond Division (d)
  Accumulation unit value:
    Beginning of period                                        $15.18
    End of period                                              $15.78
  Accumulation units outstanding
  at the end of the period                                      422

Salomon Brothers/JNL U.S. Government & Quality
 Bond Division (f)
  Accumulation unit value:
    Beginning of period                                        $14.83
    End of period                                              $15.25
  Accumulation units outstanding
  at the end of period                                         3,516

T. Rowe Price/JNL Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                        $19.15
    End of period                                              $18.49
  Accumulation units outstanding
  at the end of period                                          747

T. Rowe Price/JNL Mid-Cap Growth Division  (f)
  Accumulation unit value:
    Beginning of period                                        $21.31
    End of period                                              $21.05
  Accumulation units outstanding
  at the end of period                                          639

T. Rowe Price/JNL Value Division (f)
  Accumulation unit value:
    Beginning of period                                        $9.31
    End of period                                              $9.09
  Accumulation units outstanding
  at the end of period                                         2,713

First Trust/JNL The DowSM Target 10 Division (n)
  Accumulation unit value:
    Beginning of period                                        $10.83
    End of period                                              $11.16
  Accumulation units outstanding
  at the end of period                                         4,978

First Trust/JNL The S&P (R) Target 10 Division (n)
  Accumulation unit value:
    Beginning of period                                        $10.14
    End of period                                              $9.64
  Accumulation units outstanding
  at the end of period                                          152

First Trust/JNL The Global Target 15 Division  (n)
  Accumulation unit value:
    Beginning of period                                        $10.01
    End of period                                              $9.68
  Accumulation units outstanding
  at the end of period                                          418

First Trust/JNL Target 25 Division (n)
  Accumulation unit value:
    Beginning of period                                        $10.28
    End of period                                              $10.28
  Accumulation units outstanding
  at the end of period                                           5

First Trust/JNL Target Small-Cap Division (n)
  Accumulation unit value:
    Beginning of period                                        $10.83
    End of period                                              $10.84
  Accumulation units outstanding
  at the end of period                                           5

(a)  Commencement of operations August 26, 2002.
(b)  Commencement of operations November 15, 2002.
(c)  Commencement of operations August 30, 2002.
(d)  Commencement of operations September 23, 2002.
(e)  Commencement of operations November 7, 2002.
(f)  Commencement of operations August 28, 2002.
(g)  Commencement of operations November 22, 2002.
(h)  Commencement of operations September 3, 2002.
(i)  Commencement of operations August 19, 2002.
(j)  Commencement of operations November 27, 2002.
(k)  Commencement of operations November 11, 2002.
(l)  Commencement of operations October 7, 2002.
(m)  Commencement of operations October 9, 2002.
(n)  Commencement of operations November 1, 2002.
(o)  These investment divisions had not commenced operations at December 31, 2002.

Accumulation Unit Values
Contract - M&E&A 2.095% With the Following Possible Combinations of Benefits:
Premium Credit 2% and Five Year Withdrawal Charge Period

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account’s financial statements. This information should be read together with the Separate Account’s financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                        DECEMBER 31,
                                                                2002
                                                                ----
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Janus/JNL Capital Growth Division  (a)
  Accumulation unit value:
    Beginning of period                                        $13.13
    End of period                                              $12.80
  Accumulation units outstanding
  at the end of period                                           162

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Lazard/JNL Mid Cap Value Division  (b)
  Accumulation unit value:
    Beginning of period                                        $10.43
    End of period                                              $10.67
  Accumulation units outstanding
  at the end of period                                          2,075

Lazard/JNL Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                         $8.90
    End of period                                               $9.08
  Accumulation units outstanding
  at the end of period                                           728

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Mellon Capital Management/JNL International
 Index Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Mellon Capital Management/JNL S&P 400 Mid Cap
 Index Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Mellon Capital Management/JNL S&P 500 Index Division (c)
  Accumulation unit value:
    Beginning of period                                         $7.80
    End of period                                               $7.64
  Accumulation units outstanding
  at the end of period                                          1,519

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

PIMCO/JNL Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                        $12.27
    End of period                                              $12.69
  Accumulation units outstanding
  at the end of period                                          3,962

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

PPM America/JNL High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                        $12.53
    End of period                                              $12.57
  Accumulation units outstanding
  at the end of period                                            4

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Putnam/JNL Equity Division (e)
  Accumulation unit value:
    Beginning of period                                        $13.84
    End of period                                              $13.69
  Accumulation units outstanding
  at the end of period                                          1,122

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

Putnam/JNL Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                        $14.13
    End of period                                              $14.14
  Accumulation units outstanding
  at the end of the period                                       839

S&P/JNL Aggressive Growth Division I  (c)
  Accumulation unit value:
    Beginning of period                                         $8.89
    End of period                                               $8.84
  Accumulation units outstanding
  at the end of period                                          4,820

S&P/JNL Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                         $9.58
    End of period                                               $9.72
  Accumulation units outstanding
  at the end of period                                         12,221

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                        N/A (g)
    End of period                                              N/A (g)
  Accumulation units outstanding
  at the end of period                                         N/A (g)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

S&P/JNL Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                          $9.75
    End of period                                                $9.47
  Accumulation units outstanding
  at the end of period                                           2,538

S&P/JNL Very Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                          $8.44
    End of period                                                $8.28
  Accumulation units outstanding
  at the end of period                                             6

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of the period                                      N/A (g)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                         N/A (g)
    End of period                                               N/A (g)
  Accumulation units outstanding
  at the end of period                                          N/A (g)

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                          $8.90
    End of period                                                $8.92
  Accumulation units outstanding
  at the end of period                                            718

First Trust/JNL The DowSM Target 10 Division (b)
  Accumulation unit value:
    Beginning of period                                         $10.54
    End of period                                               $11.12
  Accumulation units outstanding
  at the end of period                                            615

First Trust/JNL The S&P (R) Target 10 Division (b)
  Accumulation unit value:
    Beginning of period                                         $10.76
    End of period                                                $9.60
  Accumulation units outstanding
  at the end of period                                            603

First Trust/JNL The Global Target 15 Division  (b)
  Accumulation unit value:
    Beginning of period                                          $9.92
    End of period                                                $9.65
  Accumulation units outstanding
  at the end of period                                            653

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                          N/A (g)
    End of period                                                N/A (g)
  Accumulation units outstanding
  at the end of period                                           N/A (g)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                          N/A (g)
    End of period                                                N/A (g)
  Accumulation units outstanding
  at the end of period                                           N/A (g)

(a)   Commencement of operations November 5, 2002.
(b)   Commencement of operations October 18, 2002.
(c)   Commencement of operations October 25, 2002.
(d)   Commencement of operations December 17, 2002.
(e)   Commencement of operations December 9, 2002.
(f)   Commencement of operations November 25, 2002.
(g)   These investment divisions had not commenced operations at December 31, 2002.

The consolidated balanced sheets of Jackson National NY and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder’s equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002, and the financial statements of Jackson National NY’s JNLNY Separate Account I as of December 31, 2002, are included in the SAI.

The Separate Account’s financial statements and the financial statements of Jackson National NY have been audited by KPMG LLP, independent accountants.

THE ANNUITY CONTRACT

You may choose among fixed and variable allocation options in both the accumulation and income phases of your Contract, as then currently available.	Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We generally will not issue a Contract to someone older than 90. Your Contract or your qualified plan permit you to accumulate contract value on a tax-deferred basis. You may allocate your contract values to
•our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us; or to
•Investment Divisions of the Separate Account that invest in underlying Funds.
Your Contract, like all deferred annuity Contracts, has two phases:
• the accumulation phase, when you make premium payments to us, and
• the income phase, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

JACKSON NATIONAL NY

We are a life insurance company and issue annuities and life insurance contracts.	We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner; the number and type of Contracts issued to each owner; and records with respect to the value of each Contract.

THE GUARANTEED FIXED ACCOUNTS

The Guaranteed Fixed Accounts are not securities. Your allocations to any Guaranteed Fixed Account will accumulate at least at the minimum guaranteed rate of that Guaranteed Fixed Account.	Contract value that you allocate to a Guaranteed Fixed Account option will be placed with other assets in our general account. The Guaranteed Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed Account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL/NYSM representative with respect to the current availability of Guaranteed Fixed Accounts and their limitations.

Both the availability of Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed options, may be subject to contractual and administrative limitations.
Each available Guaranteed Fixed Account offers a minimum interest rate that we guarantee for a specified period (for example, one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals and charges from the Guaranteed Fixed Accounts, accumulated at 1.5% per year (3% per year for Contracts issued prior to August 18, 2003), minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

For contracts purchased on or after August 18, 2003, if the 2% or 3% contract enhancement is selected, allocations to the three, five and seven year Guaranteed Fixed Account are prohibited until the end of the recapture charge period for the enhancement.

For contract owners who purchased their contracts between June 4, 2003 and August 18, 2003, the three, five and seven year Guaranteed Fixed Accounts are not available if the 3% or 4% contract enhancement was selected. You may allocate premiums to the 1 year Guaranteed Fixed Account, but the amount in the 1 year Guaranteed Fixed Account will be automatically transferred on a monthly basis to your choice of investment division within 12 months of the date the Company receives the premium. At the end of the period, all amounts in the 1 year Guaranteed Fixed Account will have been transferred, The amount will be determined based on the amount allocated to the 1 year Guaranteed Fixed Account and the interest rate guaranteed for that option. Charges, withdrawals and additional transfers taken from the 1 year Guaranteed Fixed Account will shorten the length of time it takes to deplete the account. These automatic transfers will not count against the 15 free transfers in a contract year.

Interest will continue to be credited daily on the account balance remaining in the 1 year Guaranteed Fixed Account as funds are automatically transferred into your choice of investment division options. However, the effective yield over the 12 month automatic transfer period will be less than the interest rate declared, as it will be applied to a declining balance in the 1 year Guaranteed Fixed Account.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your allocations to Investment Divisions are invested in underlying Funds and whether you make or lose money depends on the investment performance of those Funds.	You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. However, this is not guaranteed. It is possible for you to lose your money allocated to any of the Investment Divisions. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

                                                          THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS

          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ==================================== =========================================== ==========================
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies.             Capital Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small cap companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Premier Equity II            Seeks to achieve long-term growth by        Jackson National Asset
                                               investing primarily in equity securities,   Management, LLC (and AIM
                                               including convertible securities.           Capital Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alger/JNL Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alliance Capital/JNL Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JPMorgan/JNL Enhanced S&P 500        Seeks high total return from a broadly      Jackson National Asset
          Stock Index                          diversified portfolio of equity             Management, LLC (and
                                               securities by investing in a diversified    J.P. Morgan Investment
                                               portfolio of large- and                     Management, Inc.)
                                               medium-capitalization U.S. companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ----------------------------------- ------------------------------------------- --------------------------
          JPMorgan/JNL International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Aggressive Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of U.S. and      Janus Capital
                                               foreign companies selected for their        Management, LLC)
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Balanced                   Seeks long-term capital growth,             Jackson National Asset
                                               consistent with preservation of capital     Management, LLC (and
                                               and balanced by current income normally     Janus Capital
                                               investing 40-60% of its assets in           Management, LLC)
                                               securities selected primarily for their
                                               growth potential and 40-60% of its assets
                                               in securities selected primarily for
                                               their income potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Capital Growth             Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a non-diversified        Janus Capital
                                               portfolio consisting primarily of common    Management, LLC)
                                               stocks of U.S. and foreign companies
                                               selected for their growth potential and
                                               normally invests at least 50% of its
                                               equity assets in medium-sized companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Global Equities            Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a diversified            Janus Capital
                                               portfolio of equity securities of foreign   Management, LLC)
                                               and domestic issuers.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Mid Cap Value             Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R) Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index                            500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 Mid Cap Index                    400(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in equity securities    Mellon Capital
                                               of medium capitalization weighted           Management Corporation)
                                               domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R) Index to provide long-term  Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital
                                               securities of small to mid-size domestic    Management Corporation)
                                               corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free Index to   Mellon Capital
                                               provide long-term capital growth by         Management Corporation)
                                               investing in international equity
                                               securities attempting to match the
                                               characteristics of each country within
                                               the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of “growth          Management, LLC (and
                                               companies.” The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PIMCO/JNL Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into common
                                               stocks, deferred debt obligations and
                                               zero coupon bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Money Market         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation of      Management, LLC (and PPM
                                               capital and maintenance of liquidity by     America, Inc.)
                                               investing in high quality, short-term
                                               money market instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Value                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and PPM
                                               assets in common stocks of domestic         America, Inc.)
                                               companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL Global Bond     Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc)
                                               any borrowings for investment purposes)
                                               in a globally diverse portfolio of
                                               fixed-income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in:  (i) U.S.      Management Inc)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor’s
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor’s
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Aggressive Growth            Seeks capital growth by investing in a      Jackson National Asset
          I                                    diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor’s
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor’s
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor’s
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor’s
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Fund’s assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor’s
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Fund’s assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor’s
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor’s
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued. Income is a secondary          Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNLNY VARIABLE FUND I LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The DowSM Target 10  Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stock of the ten companies included in
                                               the Dow Jones Industrial AverageSM which
                                               have the highest dividend yields on a
                                               pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The S&P® Target 10   Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stocks of 10 companies selected from a
                                               pre-screened subset of the stocks listed
                                               in The S&P 500 Index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Global Target 15     Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of the five companies with    L.P.)
                                               the lowest per share stock price of the
                                               ten companies in each of The Dow Jones
                                               Industrial AverageSM, the Financial Times
                                               Industrial Ordinary Share Index and the
                                               Hang Seng Index, respectively, that have
                                               the highest dividend yields in the
                                               respective index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target 25            Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of 25 companies selected      L.P.)
                                               from a pre-screened subset of the stocks
                                               listed on the New York Stock Exchange on
                                               a pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target Small-Cap     Seeks a high total return through capital   Jackson National Asset
                                               appreciation by investing in a portfolio    Management, LLC (and
                                               of common stocks of 40 small                First Trust Advisors
                                               capitalization companies selected from a    L.P.)
                                               pre-screened subset of the common stocks
                                               listed on the New York Stock Exchange,
                                               the American Stock Exchange or The Nasdaq
                                               Stock Market on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

Your Contract’s charges compensate us for our expenses of selling and administering your Contract and for the services and benefits we provide and the mortality and expense risks we assume under the Contracts.	There are charges associated with your Contract that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges. On an annual basis, these charges equal 1.10% (1.25% prior to August 18, 2003) of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:
•to make income payments for the life of the annuitant during the income phase;
•to waive the withdrawal charge in the event of the owner’s death; and
•to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Guaranteed Fixed Account options based on the proportion their respective value bears to the contract value.

We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

*Withdrawal charges apply to partial withdrawals in excess of free withdrawal amounts and to any total withdrawal.
*Free withdrawals do not reduce the total withdrawal charges applicable to a total withdrawal.	Withdrawal Charge. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

• premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least seven (three with three-year withdrawal charge option or five with five-year withdrawal charge option) years without being withdrawn), plus

• earnings (excess of contract value in the Allocation Options over remaining premium in these Options)
• additional free withdrawals
•for the first withdrawal during a Contract year, 10% of premiums that remain subject to withdrawal charges and have not been previously withdrawn, minus earnings, or
• if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract year, 20% of premiums that remain subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), minus earnings.

We will deduct a withdrawal charge on:
•partial withdrawals in excess of the free withdrawal amounts, or
•total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt of Premium	0	1	2	3	4	5	6	7+
Withdrawal Charge	7%	6%	5%	4%	3%	2%	1%	0
Withdrawal Charge if Five-Year Period is Elected	6.5%	5%	3%	2%	1%	0	0	0
Withdrawal Charge if Three-Year Period is Elected	6%	4.5%	2%	0	0	0	0	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Charges for benefits provided in optional endorsements only apply if you elect those endorsements.	Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:
•income payments;
•death benefits;
•withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or
•withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National NY or any of our affiliates. For internal transfers we will waive the withdrawal charge on existing contracts that have a surrender charge of 7% or less.

Contract Enhancement Charge. If you select one of the Contract Enhancements, then for a period of seven Contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates (but not below 1.5% ( 3% for contracts issued prior to August 18, 2003), assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%[20]
Charge (on an annual basis)	0.395%	0.42%	0.56%

Contract Enhancement Recapture Charge. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium Payment[21]	0	1	2	3	4	5	6	7+
Recapture Charge (2% Credit)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3% Credit)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4% Credit)[20]	4%	4%	2.5%	2.5%	2.5%	1.25%	1.25%	0

We do not assess the recapture charge on any amounts paid out as:
•death benefits;
•income payments paid during the income phase;
•withdrawals taken under your Contract’s free withdrawal provisions;
•withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or
•withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

Optional Death Benefit Charge. If you select the optional death benefit available under your Contract, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Guaranteed Minimum Income Benefit Charge. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .1125% (.075% if elected prior August 18, 2003) of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value at the end of each calendar quarter and upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 47 below. You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

Guaranteed Minimum Withdrawal Benefit Charge. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a “step-up.” We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any “step-up” subject to a maximum charge of .70%. The “step-up” is explained on page 42 below. We stop deducting this charge upon the earlieer of the date you annuitize or if your contract value falls to zero.

Three-Year Withdrawal Charge Period. If you select the optional three-year withdrawal charge period feature, you will pay .45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Five-Year Withdrawal Charge Period. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% Additional Free Withdrawal Charge. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

If your state or the federal government tax us because of your Contract, we charge you for those taxes.	Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

We pay brokers commissions for selling Contracts.	Distribution of Contracts. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:
• National Planning Corporation,
•SII Investments, Inc.,
•IFC Holdings, Inc. D/B/A Invest Financial Corporation, and
• Investment Centers of America, Inc.

PURCHASES

Minimum Initial Premium:
• $5,000 under most circumstances.
• $2,000 for a qualified plan Contract.

Minimum Additional Premiums:
• $500 for a qualified or non-qualified plan.
• $50 for an automatic payment plan.
• You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.

Maximum Premiums:
• The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMWB and the GMIB.

You may select no more than 18 Allocation Options (Investment Divisions plus Fixed Accounts) at any one time.	Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Optional Contract Enhancements. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected (for Contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is unavailable). There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

• make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or
• return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract’s free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy minimum distribution requirements of the Internal Revenue Code. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.

Optional Contract Enhancements are most suitable if you intend to make only your initial premium payment.	Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the seventh Contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven Contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:
• death benefits computed on the basis of contract value;
• withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);
• withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;
• withdrawals under our Extended Care Benefit. (See p. 27 below.)

Selection of the 2% and 3% Contract Enhancements will prohibit allocation or transfer of any premium to the 3, 5, or 7 year Guaranteed Fixed Accounts during the recapture periods. For Contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is not available.

The 3% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

Capital Protection Program. If you select our Capital Protection program, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your JNL/NY representative with respect to the current availability of Guaranteed Fixed Accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

If you purchased your Contract on or after August 18, 2003 and selected the 2% or 3% Contract Enhancement, the 1year Guaranteed Fixed Account is the only Guaranteed Fixed Account currently available for participation in the Capital Protection Program.

If you purchased your contract between June 4, 2003 and August 18, 2003 and selected the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

The value of your allocations to Investment Divisions is measured in “accumulation units.“	Accumulation Units. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “accumulation unit.” During the income phase we use a measure called an “annuity unit.”

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:
• determining the total amount of assets held in the particular Investment Division;
•subtracting any charges and taxes chargeable under the Contract; and
•dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

TRANSFERS

You may make up to 15 free transfers per Contract year.	You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Guaranteed Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Accounts will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the income date, the Company will credit interest up to the income date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order.

If you purchased your contract on or after August 18, 2003, and selected the 2% or 3% Contract Enhancements, transfers of any premium to the 3, 5 or 7 year Guaranteed Fixed Accounts during the recapture period is prohibited.

If you purchased your contract between June 4, 2003 and August 18, 2003 and selected the 3% or 4% Contract Enhancement, transfers are not allowed from the investment divisions to the Guaranteed Fixed Accounts.

We reserve the right to modify your transfer rights if we believe it is necessary to prevent disadvantage to other owners.	Restrictions on Transfers. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:
•requiring a minimum time period between each transfer;
•limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or
•limiting the dollar amount that you may transfer at any one time.

You may transfer your contract values among allocation options by telephone, but withdrawal requests and income payment elections must be in writing.	Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of that business day (usually 4:00 p.m. Eastern time) in order to receive that day’s accumulation unit value for an Investment Division.

We attempt to assure that your telephone authorizations are genuine by requesting identifying information and tape recording telephone communications. We disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer you did not properly authorize. However, if we fail to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. We reserve the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you, the telephone transfer privilege, and/or the right to make transfers. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:
• by making either a partial or complete withdrawal;
• by electing the Systematic Withdrawal Program;
• by electing the Guaranteed Minimum Withdrawal Benefit, or
• by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, minus any applicable premium tax, annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.

Withdrawals may be taxed, including a possible penalty tax if you are under age 59 1/2.	Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. See “Taxes.”

Waiver of Withdrawal Charges for Extended Care. We will waive the withdrawal charge (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician’s statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Optional Three-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract’s usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is .45% of average daily net asset value of your allocations to the Investment Divisions. You may not elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

Optional Five-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract’s usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may not elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a contract where only the initial payment is made).

20% Additional Free Withdrawal. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your contract value falls below your Guaranteed Withdrawal Balance. Anytime you use the 20% Free Withdrawal Endorsement when the amount of the withdrawal exceeds the GAWA and the contract value is less than the GWB, it is disadvantageous. You may not elect this option if you elect the Three-Year Withdrawal Charge endorsement or the 3% Contract Enhancement.

Guaranteed Minimum Withdrawal Benefit. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the income date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue (availability may be limited to the issue date) during the 30 calendar day period prior to any contract anniversary and will be effective as of the contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earlier of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance (GWB)). If you elect the GMWB at a later date (availability may be limited to the issue date), your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date.

The GMWB permits you to make partial withdrawals, prior to the income date, that in total, equal the amount of net premium payments made. Read carefully the timing restrictions on election and the values that are used in calculating this benefit.	Once the GWB has been determined, we calculate the maximum annual partial withdrawal amount (Guaranteed Annual Withdrawal Amount (GAWA)). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.

Although any withdrawal charges or adjustments are part of the amount of the partial withdrawals that are counted toward the 7% permissible annual withdrawals, the annual 10% free withdrawal feature will eliminate any withdrawal charges on those partial withdrawals. Any adjustments only apply if the partial withdrawals are from the Guaranteed Fixed Accounts.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:
• the GWB prior to the partial withdrawal less the partial withdrawal; or
• zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:
• the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:
•the GAWA prior to the partial withdrawal; or
•the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:
•the GAWA prior to the partial withdrawal, or
•the GWB after the partial withdrawal, or
•7% of the greater of:
1. the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
2. the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

On or during the seven calendar day period following certain Contract anniversaries, you may choose to “step-up” the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a “step-up” will be processed after the seventh calendar day following the Contract anniversary. Your GAWA then becomes the greater of: (i) 7% of the contract value on the effective date of the “step-up” or (ii) the GAWA prior to the “step-up.” You would not choose a “step-up” if your current GWB is higher than your contract value.

If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first “step-up” must be at least five years after the effective date of the endorsement. Subsequent “step-ups” may not be elected until the fifth Contract anniversary after the previous “step-up” and must be elected during the 7 calendar days following a Contract anniversary. On the first “step-up,” the GMWB charge will increase. Please see page 36. Before you decide to “step-up,” you should contact your JNL/NY representative or the Annuity Service Center.

Spousal Continuation. If the Contract is continued by the spouse the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract’s issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the contract value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract’s issue date).

Surrender. If your Contract is surrendered, you will receive your Contract’s contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

Contract Value Is Zero. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

Effect of GMWB on Tax Deferral. The purchase of a GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

You may NOT elect both the GMWB and the GMIB.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:
• the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•under applicable SEC rules, trading on the New York Stock Exchange is restricted;
• under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,
•the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

In your Contract’s income phase, we make regular payments to you.	The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least one year after the Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date, but the income date may only be changed to a later date, once one has been selected. You must give us written notice at least seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70½ under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70½ or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the income date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 (prior to August 18, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 (prior to August 18, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (prior to August 18, 2003 - $20).

The amount of your income payments can be guaranteed or can vary based on the performance of the Investment Divisions you select.	Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:
• the amount of your contract value you allocate to the Investment Division(s) on the income date;
• the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the income date;
• which income option you select; and
• the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the annuitant if you select an income option with a life contingency and an assumed investment rate of 3%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant’s life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

The optional GMIB lets you plan your retirement with greater certainty about the minimum amounts that will be available as fixed income payments on an exercise date at least 10 years after the issue date. Read carefully the age and timing restrictions on issuance and exercise of the GMIB.	Guaranteed Minimum Income Benefit. The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected prior to August 18, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if
• you elect it prior to your Contract’s issue date;
• the annuitant is not older than age 75 (78 if this option was elected prior to August 18, 2003) on the issue date; and
• you exercise it on or within 30 calendar days of your 10th (7th if this option was elected prior to August 18, 2003), or any subsequent Contract anniversary, but in no event later than the Contract anniversary immediately following the annuitant’s 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:
• the income date (if prior to the effective date of the GMIB);
• the 31st calendar day following the Contract anniversary immediately after the annuitant’s 85th birthday;
• the date you make a total withdrawal from the Contract;
• upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or
• if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Fixed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected prior to August 18, 2003) Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base is the greater of (a) or (b), where (a) is:
• all premiums you have paid (net of any applicable premium taxes); plus
• any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus
• an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); minus
• annual contract maintenance charges, transfer charges and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement,; and minus
• any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the Issue Date until the earlier of the Annuitant’s 80th birthday or the Exercise Date (the compounding is unavailable if this option was elected prior to August 18, 2003);

and (b) is:
• the greatest contract value on any Contract anniversary prior to the annuitant’s 81st birthday; minus
• an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus
• any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus
• any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due (other than the GMIB charge) under any optional endorsement deducted after that Contract anniversary; and minus
• any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract (charges are deducted on a dollar-for-dollar basis). Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. Withdrawals are deducted on a pro-rata basis across all of the Investment Divisions and the Guaranteed Fixed Account options. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:
• 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus
• any withdrawals (including related charges and excess interest adjustments); minus
• annual contract maintenance charges, transfer charges and any applicable non-asset based charges due under any optional endorsement (other than the GMIB charge); and minus
• taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

If you die before your Contract’s income phase, your beneficiary will be paid at least the greater of your contract value or your net premium payments.	Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may NOT elect both the GMWB and the GMIB.

DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit. If you purchased your contract prior to August 18, 2003, please see Appendix D for a description of your basic death benefit.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:
• your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or
• the total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:
• single lump sum payment; or
• payment of entire death benefit within five years of the date of death; or
• payment of the entire death benefit under an income option over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special Spousal Continuation Option is one way to continue your Contract. See the “Special Spousal Continuation Option” section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

Optional Death Benefit. You may elect to protect your Contract’s death benefit from certain types of poor investment performance by selecting the Highest Anniversary Value Death Benefit Endorsement:

Highest Anniversary Value Death Benefit changes your basic death benefit to the greatest of:
(a) Your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or
(b) Total "Net Premiums" (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustment for withdrawals), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from contract value) since your Contract was issued; or
(c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments for withdrawals), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

For purposes of calculating (c), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items (c) above in the same proportion that the contract value was reduced on the date of that withdrawal.

You may not elect the Highest Anniversary Value Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select this option.

A beneficiary who is the spouse of the Contract owner may elect to continue the Contract rather than receive a death benefit payment. In that case, the contract value will be increased by the amount (if any) that the death benefit that would have been paid exceeds contract value at the death of the owner.	Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

Death of Owner On or After the Income Date. If you or a joint owner dies, and is not the annuitant, on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining guaranteed payments will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant’s death.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

Taxes on earnings under a non-qualified contract are deferred until distributed in a withdrawal, income payment or loan. Earnings are assumed to be the first amount withdrawn but income payments are assumed to be part earnings and part return of premium.	Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Withdrawals prior to age 59 1/2 may be subject to a penalty tax.	Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

Withdrawals from tax-qualified contracts are taxable (other than after-tax contributions, if any).	The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:
• aid on or after the date you reach age 59 1/2;
• paid to your beneficiary after you die;
• paid if you become totally disabled (as that term is defined in the Code);
• paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;
• paid under an immediate annuity; or
• which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:
• reaches age 59 1/2;
• leaves his/her job;
• dies;
• becomes disabled (as that term is defined in the Code); or
• in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:
• there was a written agreement providing for payments of the fees solely from the annuity Contract,
• the Contract owner had no liability for the fees and
• the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death benefits are not life insurance. Estate or gift taxes may also apply.	Death Benefits. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a Contract owner had certain forms of actual or potential control over the investments held under a variable annuity Contract, the Contract owner had to be treated as the owner of those assets and thus taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, we reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

OTHER INFORMATION

Systematic transfers facilitate a dollar cost aver-aging strategy and do not count against your 15 free transfers per year.	Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Accounts is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Accounts or any of the Investment Divisions. If Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. If you purchased your contract between June 4, 2003 and August 18, 2003 and you purchased the 3% or 4% Contract Enhancement, the Guaranteed Fixed Account may not be used as a source account.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available and the Money Market Investment Division).

If you purchased your Contract between June 4, 2003 and August 18, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from PPM America/JNL Money Market Fund into the investment divisions.

Rebalancing. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

If you purchased your contract between June 4, 2003 and August 18, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

Your Contract has a free look period of 20 days.	Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return
• the contract value in the Investment Divisions, plus
• any fees and expenses deducted from the premium prior to allocation to the Investment ivisions, plus
• the full amount of premium you allocated to the Guaranteed Fixed Accounts (minus any withdrawals), minus
• any withdrawals and applicable Contract Enhancement recapture charge.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

We may advertise several types of performance of the Investment Divisions.	Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.
•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
•Standardized average annual total return is calculated in accordance with SEC guidelines.
•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.
•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

We reserve the right to limit market timing transfers that we believe will disadvantage other contract owners.	Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement, which sets forth certain conditions, must be signed. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under the dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the “Programs”). Accordingly, when we receive notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, we will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

Jackson National Life Insurance Company (“JNL”) is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance and annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:
• Information we receive from you on applications or other forms;
• Information about your transactions with us;
• Information we receive from a consumer reporting agency;
• Information we obtain from others in the process of verifying information you provide us; and
• Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers’ nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

General Information and History	2
Services	2
Purchase of Securities Being Offered	3
Underwriters	3
Calculation of Performance	3
Accumulation Unit Values	10
Additional Tax Information	55
Net Investment Factor	66
Financial Statements	67

APPENDIX A

Dow Jones does not:

  Sponsor, endorse, sell or promote the First Trust/JNL The DowSM Target 10 Fund.
  Recommend that any person invest in the First Trust/JNL Trust The DowSM Target 10 Fund or any other securities.
  Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.
  Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.
  Consider the needs of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the First Trust/JNL The DowSM Target 10 Fund. Specifically,

  Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
    The results to be obtained by the First Trust/JNL The DowSM Target 10 Fund, the owners of the First Trust/JNL The DowSM Target 10 Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;
    The accuracy or completeness of the DJIA and its data;
    The merchantability and the fitness for a particular purpose or use of the DJIA and its data.
  Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.
  Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.
  The licensing agreement between First Trust Advisors L.P. (sub-adviser to the JNLNY Variable Fund I LLC) and Dow Jones is solely for their benefit and not for the benefit of the owners of the First Trust/JNL The DowSM Target 10 Fund or any other third parties.

A-1

                                                              APPENDIX B

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY Example 1
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4

            3.00%  : Contract Enhancement
            2.00%  : Recapture Charge Year 4
            5.00%  : Net Return

  At end of Year 4
       125,197.14  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        25,197.14  : Earnings
        79,577.51  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
       104,744.65  : Total Gross Withdrawal

       104,774.65  : Total Gross Withdrawal
        -3,183.10  : Withdrawal Charge
        -1,591.55  : Recapture Charge

       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY Example 2
  -----------------------------------------------------------------------------------------------------------------

        10/1/03
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.00%  : Recapture Charge Contribution Year 3
          12/1/03
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            3.00%  : Recapture Charge Contribution Year 2

            3.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/05
       206,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         6,000.00  : Earnings
        14,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        40,659.34  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
       160,659.34  : Total Gross Withdrawal

       160,659.34  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,000.00  : Recapture Charge from Premium 1
        -2,439.56  : Withdrawal Charge from Premium 2
        -1,219.78  : Recapture Charge from Premium 2

       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                      B-1

APPENDIX C

These examples are provided to assist you in understanding how the GWB and GAWA values are computed, and how they may be altered by various events, including subsequent premium payments, election of the “step-up”, or partial withdrawals. The examples only depict limited circumstances, and specific factual assumptions. The results may vary depending upon the timing or sequence of actions, as well as changes in market conditions. If you are contemplating electing the GMWB, or exercising any rights thereunder, please consider in making your decisions the results based on the specific facts that apply to you.

All of the following examples assume you select the GMWB when you purchase your Contract and your initial Premium payment is $100,000. No other optional benefits are selected. They also assume that no charges or adjustments will apply to partial withdrawals.

Example 1: At issue, the GWB and GAWA are determined.

  Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.
  Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

Example 2: Subsequent Premium payment.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

  Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).
  Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

Example 3: Withdrawal equal to the GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

  Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).
  Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

Example 4: Withdrawal greater than the GAWA when the contract value has increased due to positive market performance and the GAWA is reduced as a result of the transaction.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

  We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:
  First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.
  Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.
  Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.
  After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

Example 5: Withdrawal greater than the GAWA when the contract value has increased due to positive market performance and the GAWA remains unchanged.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

  We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:
  First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

  Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.
  Since the Contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.
  After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

Example 6: Withdrawal greater than the GAWA when the Contract value has decreased due to negative market performance.

If you withdraw $50,000 and your Contract value is $80,000 at the time of withdrawal, then

o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

  First, we deduct the amount of the withdrawal ($50,000) from your Contract value ($80,000). This equals $30,000 and is your new Contract value.
  Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.
  Since the Contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.
  After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

Example 7: Step-up.

If you elect to “step-up” your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract value at the time of step-up is $200,000, then

  We recalculate your GWB to equal your Contract value, which is $200,000.
  We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.
  After the “step-up”, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

Example 8: Values may differ based on the order of your elections. The following two examples demonstrate the different results if you elect a “step-up” prior to submitting a withdrawal request rather than making the withdrawal prior to a “step-up”.

If your Contract value prior to any transactions is $200,000 and you wish to “step-up” your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: Step-up followed by withdrawal.

  Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.
  Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.
  After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: Withdrawal followed by a Step-up.

  Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.
  Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.
  After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

Example 9: The following two examples demonstrate that in some cases the order of your transactions will not impact the final results.

If your Contract value prior to any transactions is $200,000 and you wish to “step-up” your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: Step-up followed by withdrawal.

  Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.
  Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.
  After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: Withdrawal followed by a Step-up.

  Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.
  Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.
  After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

APPENDIX D

Basic Death Benefit for Contracts purchased prior to August 18, 2003. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:
•your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or
• the total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes; or
•the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a Contract year, minus any withdrawals and withdrawal charges, plus any additional premiums since that day.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:
• single lump sum payment; or
• payment of entire death benefit within five years of the date of death; or
• payment of the entire death benefit under an income option over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special Spousal Continuation Option is one way to continue your Contract. See the “Special Spousal Continuation Option” section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

Questions:

If you have any questions about your Contract, you may contact us at:

Annuity Service Center:

1 (800) 599-5651
Mail Address:	P.O. Box 0809, Denver, Colorado 80263-0809
Delivery Address:	8055 East Tufts Avenue, Second Floor, Denver, Colorado 80237

Institutional Marketing Group Service Center:

1 (800) 777-7779
Mail Address:	P.O. Box 30386, Lansing, Michigan 48909-9692
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Attn: IMG

Home Office:

2900 Westchester Avenue, Purchase, New York 10577

__________

1 Withdrawal charges are deducted on the income date if that date is within 13 months of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawal.

2 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals. Selection of the 2% and 3% Contract Enhancements will prohibit allocation or transfer of any premium to the 3, 5, or 7 Guaranteed Fixed Accounts during the recapture periods.

3 For contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is unavailable.

4 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.

5 On a calendar quarter basis, the charge is .1125% of the GMIB Benefit Base. For Contract owners who elected this benefit prior to August 18, 2003, the charge is .30% of the GMIB Benefit Base (on a calendar quarter basis, the charge is .075% of the GMIB Benefit Base). This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 47 below.

6 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

7 For contract owners who purchased their contracts prior to August 18, 2003, the Mortality and Expense Risk charge is 1.25%. In addition, these contracts included the Highest Anniversary Value Death Benefit.

8 If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

9 This charge is only deducted for the first five Contract years.

10 These charges are only deducted for the first seven Contract years. For contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is not available.

11 The current charge for the GMWB is .35%, and currently there is an increase in the charge to ..55% when you elect a “step-up.” We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any “step-up,” subject to a maximum charge of ..70%.

12 The Highest Anniversary Value Death Benefit, the Three-Year Withdrawal Period, the 3% Contract Enhancement and the maximum possible charge for the GMWB are assumed to be selected. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3, 5 and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. Contract owners who purchased their Contracts after August 18, 2003 are currently unaffected by this restriction. For contracts purchased on or after August 18, 2003, the 4% Contract Enhancement is not available and if the 2% or 3% Contract Enhancement is selected, the 3, 5 and 7 year Guaranteed Fixed Accounts are not available until after the recapture charge period. You may not elect both the GMIB and GMWB.

13 Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

14 The Trustees of JNL Series Trust have adopted a Brokerage Enhancement Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the services and the sale of shares of the Trust. The brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan. The 12b-1 fee is only paid to the extent that the commission is recaptured by an affiliated broker-dealer. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be paid under the Plan to affiliated broker-dealers.

15 The Janus/JNL Global Equities Fund (the “Fund”) is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

16We anticpate that the 12b-1 fee will be less than .01%.

17 Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .80% to 1.41% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The total annual operating expenses for each S&P/JNL Core Index Fund (including both the annual operating expenses for the S&P/JNL Core Index Fund and the annual operating expenses for the underlying Funds) could range from .81% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

S&P/JNL Conservative Growth Fund I	1.062%
S&P/JNL Moderate Growth Fund I	1.122%
S&P/JNL Aggressive Growth Fund I	1.190%
S&P/JNL Very Aggressive Growth Fund I	1.219%
S&P/JNL Equity Growth Fund I	1.212%
S&P/JNL Equity Aggressive Growth Fund I	1.218%
S&P/JNL Core Index 50 Fund	1.019%
S&P/JNL Core Index 75 Fund	0.965%
S&P/JNL Core Index 100 Fund	0.897%

S&P Name. “Standard & Poor’s®,” “S&P®", “S&P 500®,” “Standard & Poor’s 500,” “500", Standard and Poor’s Midcap 400 and S&P Midcap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and its affiliates. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

18 Dow Jones Name. “Dow Jones”, “Dow Jones Industrial AverageSM,” “DJIASM” and “The Dow 10SM” are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The DowSM Target 10 Fund. Please see Appendix A for additional information.

19 The First Trust/JNL The S&P® Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

20 For Contract purchased on or after August 18, 2003, the 4% Contract enhancement is not available.

21 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if the contract is returned during the free look period. We do not deduct the recapture charge from amounts applied to an income option on the income date.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

(1)	Financial statements and schedules included in Part A:

Not Applicable

(2)	Financial statements and schedules included in Part B:

JNLNY Separate Account I

Report of Independent Accountants as of December 31, 2002
Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the Year Ended December 31, 2002
Statement of Changes in Net Assets for the Years Ended December 31, 2002 December 31, 2001 and December 31, 2000
Notes to Financial Statements

Jackson National Life Insurance Company of New York

Report of Independent Accountants as of December 31, 2002
Balance Sheet for the years ended December 31, 2002, 2001 and 2000
Income Statement for the years ended December 31, 2002, 2001, 2000 and 1999
Statement of Stockholder’s Equity and Comprehensive Income for the years ended December 31, 2002, 2001, 2000 and 1999
Statement of Cash Flows for the years ended December 31, 2002, 2001, 2000 and 1999
Notes to Financial Statements

Item 24.(b) Exhibits

Exhibit No.	Description

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable

3.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

4.a.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28, 2001 (333-70384 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28,2001 (333-70384 and 811-08401).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28, 2001 (333-70384 and 811-08401).

j.	Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28, 2001 (333-70384 and 811-08401).

k.	Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on September 28, 2001 (333-70384 and 811-08401).

l.	incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

n.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

o.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

p.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

q.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed via EDGAR on May 20, 2002 (333-70384 and 811-08401).

r.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed via EDGAR on November 1, 2002 (333-70384 and 811-08401).

s.	Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed via EDGAR on November 1, 2002 (333-70384 and 811-08401).

t.	Specimen of 3-Year Withdrawal Charge Schedule Endorsement, attached hereto.

u.	Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

v.	Specimen of 2% Contract Enhancement Endorsement, attached hereto.

w.	Specimen of 3% Contract Enhancement Endorsement, attached hereto.

x.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, attached hereto.

y.	Specimen of 20% Additional Withdrawal Benefit Endorsement, attached hereto.

z.	Specimen of 5 Year Withdrawal Charge Schedule Endorsement, attached hereto.

aa.	Specimen of the Perspective II Fixed and Variable Annuity Contract, attached hereto.

5.a.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

b.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed via EDGAR on April 30, 2003 (333-70384 and 811-08401).

c.	Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.	Not Applicable

8.	Not Applicable

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Accountants, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed via EDGAR on April 30, 2003 (333-70384 and 811-08401).

11.	Not Applicable

12.	Not Applicable

13.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

13.a.	Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (333-70384 and 811-08401).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald T. DeCarlo 200 Manor Road Douglaston, NY 11363	Director

Donald B. Henderson, Jr. 4A Rivermere Apartments Bronxville, NY 10708	Director

Henry J. Jacoby 305 Riverside Drive New York, NY 10025	Director

David L. Porteous 20434 Crestview Drive Reed City, MI 49777	Director

Richard Ash 1 Corporate Way Lansing, MI 48951	Appointed Actuary and Vice President - Actuarial

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems and Programming

James P. Binder, CPA 1 Corporate Way Lansing, MI 48951	Vice President - Finance and Corporate Strategy

Douglas Campbell 1 Corporate Way Lansing, MI 48951	Vice President - Illustration Officer

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Customer Service Center

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Application Coordinator

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President - Chief Actuary

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Vice President & Controller - Financial Operations

James D. Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

James G. Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President, Senior Counsel, Assistant Secretary & Director

Rhonda K. Grant 1 Corporate Way Lansing, MI 48951	Vice President - Government & Public Relations

Lou E. Hensley 1 Corporate Way Lansing, MI 48951	Vice President - Corporate Development

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Treasurer & Chairman of the Board

Stephen A. Hrapkiewisicz 1 Corporate Way Lansing, MI 48951	Senior Vice President - Human Resources

Clifford Jack 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Distribution Officer

Cheryl L. Johns 1 Corporate Way Lansing, MI 48951	Vice President - Life Division

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Clark P. Manning 1 Corporate Way Lansing, MI 48951	President & Chief Executive Officer

Herbert G. May III HQ Global 890 Winter St Suite 150 Waltham, MA 02451-1449	Chief Administrative Officer & Director

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary & Director

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Senior Vice President - Asset/ Liability Management

J. George Napoles 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Information Officer

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Vice President - Model Office

Bradley J. Powell 1 Corporate Way Lansing, MI 48951	Vice President - Institutional Marketing Group & Director

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management

James R. Sopha 1 Corporate Way Lansing, MI 48951	Executive Vice President - Corporate Development

Scott L. Stoltz 1 Corporate Way Lansing, MI 48951	Senior Vice President - Administration

Michael A. Wells 1 Corporate Way Lansing, MI 48951	Chief Operations Officer

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
                  State of          Control/
Company           Organization      Ownership           Principal Business

Alaiedon, LLC     Michigan          100% Hermitage
                                    Management LLC

Brooke            Delaware          100% Brooke         Finance Company
Finance                             Holdings, Inc.
Corporation

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Brooke              Activities
                                    Holdings (UK)
                                    Limited

Brooke            United            100%                Holding Company
Holdings (UK)     Kingdom           Holborn             Activities
Limited                             Delaware
                                    Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Brooke            United            100%                Holding Company
(Jersey)          Kingdom           Prudential One      Activities
Limited                             Limited

Crescent          Delaware          100% Jackson        Telecommunications
Telephone                           National Life
                                    Insurance Company

Curian Capital,   Michigan          100%                Registered Investment
LLC                                 Jackson             Advisor
                                    National Life
                                    Insurance
                                    Company

GCI Holding       Delaware          70% Jackson         Holding Company
Corporation                         National Life       Activities
                                    Insurance
                                    Company

Gloucester        Delaware          100% Jackson        Adhesives
Holdings                            National Life
                                    Insurance
                                    Company

GS28 Limited      United            100%                Holding Company
                  Kingdom           Brooke Holdings     Activities
                                    (UK) Limited

Hermitage         Michigan          100% Jackson        Advertising Agency
Management, LLC                     National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Corporation                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

Holliston         Delaware          70% Jackson         Textile Mfg.
Mills                               National Life
                                    Insurance Company

Industrial        Delaware          70% Jackson         Textile Mfg.
Coatings                            National Life
Group                               Insurance Company

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          100% Jackson        Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNLI LLC          Delaware          100%                Tuscany Notes
                                    Jackson
                                    National Life
                                    Insurance
                                    Company

JNL Securities,   Michigan          100%                Securities Broker/Dealer
LLC                                 JNL Advisors,       & Insurance Agency
                                    LLC

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages           Delaware          50% Jackson         Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Jackson National  Bermuda           100% Jackson        Life Insurance
Life (Bermuda)                      National Life
Ltd.                                Insurance
                                    Company

Prudential        United Kingdom    100% Prudential     Holding Company
Corporation                         Corporation plc     Activities
Holdings Limited

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    One                 Activities
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    One                 Activities
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of June 9, 2003.

           Qualified: 1,139
           Non-qualified: 1,199

Item 28. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and                           Positions and Offices
Business Address                   with Underwriter
----------------                   ----------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Clark Manning                      Director
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pam Aurbach                        Vice President - National Sales Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Sean P. Blowers                    Vice President - Thrift Products
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

William Britt                      Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Barry L. Bulakites                 Senior Vice President - National Sales
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, CA 90401

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
401 Wilshire Blvd.                 Director
Suite 1200
Santa Monica, CA 90401

David Collett                      Chief Financial Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Chief Compliance Officer & Assistant Vice
8055 E. Tufts Avenue               President
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hull                        Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Nicholas Koutouras                 Vice President - Business Development
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

James Livingston                   Senior Vice President - Product Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Lisa Pedote                        Vice President - Finance
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephen Pene                       Vice President, Controller & Financial
401 Wilshire Boulevard             Operations
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President - JNLD Product
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, CA 90401

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

James L. Simon                     Secretary
1 Corporate Way
Lansing, MI 48951

Greg Smith                         Senior Vice President - Project Management/
401 Wilshire Blvd.                 Business Solutions
Suite 1200
Santa Monica, CA 90401

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Scott Yessner                      Senior Vice President - Strategic Initiatives
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

         (c)

                  New Under-       Compensation
                  writing          on
Name of           Discounts        Redemption
Principal         and              or Annuiti-     Brokerage
Underwriter       Commissions      zation          Commissions      Compensation
-----------       -----------      ------          -----------      ------------

Jackson
National
Life              Not              Not             Not              Not
Distributors,     Applicable       Applicable      Applicable       Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York
                  2900 Westchester Avenue
                  Purchase, NY 10577

                  Jackson National Life Insurance Company of New York
                  Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, CO 80237

                  Jackson National Life Insurance Company of New York
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, MI 48951

                  Jackson National Life Insurance Company of New York
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a.	Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.	Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.	Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.	The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of June 2003.

JNLNY Separate Account I
(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*	June 20, 2002
Clark P. Manning President and Chief Executive Officer	Date

/s/ Thomas J. Meyer*	June 20, 2003
Andrew B. Hopping Chief Financial Officer and Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Herbert G. May III Chief Administrative Officer and Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Bradley J. Powell Vice President - IMG and Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
James G. Golembiewski Vice President, Senior Counsel and Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Donald B. Henderson, Jr. Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Henry J. Jacoby Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
David C. Porteous Director	Date

/s/ Thomas J. Meyer*	June 20, 2003
Donald T. DeCarlo Director	Date

* Thomas J. Meyer, Attorney In Fact

POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

        This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

        IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January, 2003.

/s/ Clark P. Manning
Clark P. Manning President and Chief Executive Officer

/s/ Andrew B. Hopping
Andrew B. Hopping Executive Vice President, Chief Financial Officer and Director

/s/ Bradley J. Powell
Bradley J. Powell Vice President - IMG and Director

/s/ Herbert G. May III
Herbert G. May III Chief Administrative Officer and Director

/s/ James G. Golembiewski
James G. Golembiewski Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
Thomas J. Meyer Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
Donald B. Henderson, Jr. Director

/s/ Henry J. Jacoby
Henry J. Jacoby Director

/s/ David L. Porteous
David L. Porteous Director

/s/ Donald T. DeCarlo
Donald T. DeCarlo Director

Exhibit List

Exhibit No.	Description

4.t.	Form of the 3-Year Withdrawal Charge Schedule Endorsement, attached hereto as EX-99.4.t.

4.u.	Form of the Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-99.4.u.

4.v.	Form of the 2% Contract Enhancement Endorsement, attached hereto as EX-99.4.v.

4.w.	Form of the 3% Contract Enhancement Endorsement, attached hereto as EX-99.4.w.

4.x.	Form of the Maximum Anniversary Value Death Benefit Endorsement, attached hereto as EX-99.4.x.

4.y.	Form of the 20% Additional Withdrawal Benefit Endorsement, attached hereto as EX-99.4.y.

4.z.	Form of the 5 Year Withdrawal Charge Schedule Endorsement, attached hereto as EX-99.4.z.

4.aa.	Form of the Perspective II Fixed and Variable Annuity Contract, attached hereto as EX-99.4.aa.

5.c.	Form of the Perspective II Fixed and Variable Annuity Application, attached hereto as EX-99.5.c.

9.	Opinion and Consent of Counsel, attached hereto as EX-99.9.